Investments in joint ventures and associates - Share of net assets, joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 608	£ 2,168
Exchange adjustments	32	11
Additions	172	143
Capitalisation of shareholder loan to Nemo Link Limited	176	0
Impairment charge against investment in Quadgas	0	(43)
Transfer of interest in Quadgas to assets held for sale	0	(1,625)
Share of post-tax results for the year	87	78
Share of other comprehensive income of associates, net of tax	1	37
Dividends received	(75)	(68)
Other movements	(6)	(93)
Investments accounted for using equity method, ending balance	995	608
Joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	317	361
Exchange adjustments	12	(6)
Additions	156	85
Capitalisation of shareholder loan to Nemo Link Limited	176	0
Impairment charge against investment in Quadgas	0	0
Transfer of interest in Quadgas to assets held for sale	0	0
Share of post-tax results for the year	47	11
Share of other comprehensive income of associates, net of tax	0	0
Dividends received	(34)	(30)
Other movements	(20)	(104)
Investments accounted for using equity method, ending balance	£ 654	317
St William Homes LLP
Disclosure of joint ventures [line items]
Deferred income recognition period remaining	10 years
Associates
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 291	1,807
Exchange adjustments	20	17
Additions	16	58
Capitalisation of shareholder loan to Nemo Link Limited	0	0
Impairment charge against investment in Quadgas	0	(43)
Transfer of interest in Quadgas to assets held for sale	0	(1,625)
Share of post-tax results for the year	40	67
Share of other comprehensive income of associates, net of tax	1	37
Dividends received	(41)	(38)
Other movements	14	11
Investments accounted for using equity method, ending balance	£ 341	£ 291